Share-Based Compensation - Narrative (Details) - USD ($)								1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			81 Months Ended	93 Months Ended	99 Months Ended
	Jun. 10, 2019	May 01, 2019	Apr. 30, 2019	Apr. 29, 2019	Apr. 18, 2019	Apr. 03, 2019	Nov. 15, 2018	Oct. 31, 2018	Dec. 31, 2015	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Jun. 29, 2019	Apr. 11, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Gross Proceeds Upon Conversion														$ 50,000,000
Stock options granted (in shares)												1,488,032		2,136,012	382,476	1,674,141
Exercise price (in dollars per share)												$ 36.14		$ 6.49	$ 1.56	$ 0.95
Stock options outstanding (in shares)									5,114,597	6,245,103		6,245,103		5,120,293	4,207,029	4,879,850	4,207,029	5,120,293	6,245,103
Contractual term														10 years
Loans to related parties for purchase of stock									$ 951,245					$ 0	$ 951,000		$ 951,000	$ 0
Loan to related party, interest rate									1.68%
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)																				9,462,455
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)			14,482,356
Stock options outstanding (in shares)														5,120,293				5,120,293
Shares issued (in shares)																	3,059,578	4,335,331	4,705,766
Shares available for grant (in shares)										3,437,794		3,437,794		6,859	1,279,929		1,279,929	6,859	3,437,794
Beginning 2020 fiscal year | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized annually (in shares)			2,144,521
Percent of common stock outstanding, per year			4.00%
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense										$ 1,200,000	$ 500,000	$ 1,800,000	$ 700,000	$ 1,500,000	$ 500,000	$ 700,000
Unrecognized compensation expense										$ 9,500,000		$ 9,500,000		$ 2,400,000	$ 500,000		$ 500,000	$ 2,400,000	$ 9,500,000
Unrecognized compensation expense, period of recognition												3 years 6 months		2 years 10 months 24 days	1 year 8 months 12 days
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)								135,791	1,006,658			99,433		135,791
Weighted Average Grant Date Fair Value Per Share, Granted (in dollars per share)												$ 20.02		$ 17.03
Purchase price (in dollars per share)			$ 0.01					$ 0.02
Fair value per share (in dollars per share)								$ 17.03		$ 19.46		$ 19.46		$ 17.03	$ 0.00		$ 0.00	$ 17.03	$ 19.46
Shares issued (in shares)										163,893		163,893		100,127	0		0	100,127	163,893
Vesting period			24 months						36 months
Share-based compensation expense										$ 500,000		$ 800,000	0	$ 700,000
Unrecognized compensation expense, period of recognition												1 year 9 months 18 days		1 year 7 months 6 days
Unrecognized share-based compensation expense										$ 3,000,000		$ 3,000,000		$ 1,600,000				$ 1,600,000	$ 3,000,000
Shares of restricted stock purchased by nonemployees										140,560		140,560							140,560
Restricted stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								12 months
Restricted stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								24 months
Restricted stock unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)												70,360
Weighted Average Grant Date Fair Value Per Share, Granted (in dollars per share)												$ 168.10
Fair value per share (in dollars per share)										$ 168.10		$ 168.10		$ 0.00				$ 0.00	$ 168.10
Shares issued (in shares)										70,360		70,360		0				0	70,360
Share-based compensation expense										$ 89,000	$ 0	$ 89,000	$ 0
Unrecognized compensation expense, period of recognition												3 years 10 months 24 days
Unrecognized share-based compensation expense										$ 2,900,000		$ 2,900,000		$ 0				$ 0	$ 2,900,000
Employee Stock | 2018 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)							804,195
Additional shares authorized annually (in shares)							536,130
Percent of common stock outstanding, per year							1.00%
Period of additional shares authorized							10 years
Employee | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				48,999		264,033
Exercise price (in dollars per share)				$ 25.00		$ 20.02
Employee | Restricted stock unit | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	70,360
Fair value per share (in dollars per share)	$ 168.10
Nonemployee | Restricted stock | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					99,433
Purchase price (in dollars per share)					$ 0.01
Executive Officer | Employee | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	125,000	50,000			1,000,000
Exercise price (in dollars per share)	$ 168.10	$ 25.00			$ 25.00
First anniversary | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage												25.00%		25.00%
First anniversary | Restricted stock unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage												25.00%
Thereafter | Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years		3 years
Thereafter | Restricted stock unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Purchase Price Per Share														$ 10.50
Stock Repurchased During Period, Shares														48,909